SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Preferred Unit Public Offering

On April 2, 2020, the Company’s board of directors authorized the designation of 2,000,000 shares of the Company’s preferred stock as 13% Series A Cumulative Redeemable Perpetual Preferred Stock (the Series A Preferred Stock). On April 9, 2020, the Company filed a registration statement on Form S-1 (No. 333-237615) with the SEC, which was declared effective on May 11, 2020, to register 2,000,000 preferred units (the Preferred Units) at a price of $25.00 per unit. Each Preferred Unit consists of (i) one share of Series A Preferred Stock with a $25.00 liquidation preference amount and (ii) three common stock purchase warrants, each to purchase one share of the Company’s common stock at an exercise price of $11.00 per share. To date, the Company has not sold any of the Preferred Units.

PPP Loan

On April 24, 2020, the Company received a $368,780 unsecured loan (the PPP Loan) under the Paycheck Protection Program (the PPP), which was established under the U.S. government’s Coronavirus Aid, Relief, and Economic Security Act (the CARES Act). The PPP Loan to the Company was made through Silicon Valley Bank (the Lender), and the Company entered into a U.S. Small Business Administration Paycheck Protection Program Note (the Agreement) with the Lender evidencing the PPP Loan.

The term of the PPP Loan is two years. Interest will accrue on the outstanding principal balance of the PPP Loan at a fixed rate of 1.0%, which shall be deferred for the first six months of the term of the PPP Loan. Monthly payments will be due and payable beginning in October 2020 and continue each month thereafter until maturity of the PPP Loan. The Company may prepay principal of the PPP Loan at any time in any amount without penalty. The Agreement contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties or provisions of the PPP Loan. The occurrence of an event of default may result in the repayment of all amounts outstanding, collection of all amounts owing from the Company, and/or filing suit and obtaining judgment against the Company.

The Company may apply to the Lender for forgiveness of the PPP Loan, and the amount which may be forgiven will be equal to the sum of the payroll and benefit costs and covered rent and utility payments incurred by the Company, as calculated in accordance with the terms of the CARES Act. No assurance is provided that the Company will obtain forgiveness of the PPP Loan in whole or in part, but the Company intends to use the proceeds in accordance with the PPP Loan program.